Other Comprehensive Income, Cumulative OCI Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Cumulative OCI balances [Abstract]
Balance, beginning of period	$ 197,066	$ 208,079	$ 200,497
Balance, beginning of period adjusted balance		197,055	208,055		$ 200,284
Other comprehensive income (loss), net of tax	4,544	(3,676)	763
Less: Other comprehensive loss from noncontrolling interests	0	(2)	(62)
Balance, end of period	187,984	197,066	208,079
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Net unrealized gains (losses) arising during the period, Before tax	5,439	(4,493)	2,719
Reclassification of net (gains) losses to net income, Before tax	122	248	(737)
Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment					(213)
Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Net unrealized gains (losses) arising during the period, Before tax			81
Reclassification of net (gains) losses to net income, Before tax			(456)
Accounting Standards Update 2017-08 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment				$ (111)
Cumulative other comprehensive income [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	(6,336)	(2,144)	(3,137)
Balance, beginning of period adjusted balance		(5,855)	(2,262)		(2,969)
Reclassification of certain tax effects to retained earnings		(400)
Net unrealized gains (losses) arising during the period	4,125	(4,278)	1,462
Amounts reclassified from accumulated other comprehensive income	419	602	(699)
Other comprehensive income (loss), net of tax	4,544	(4,076)	763
Balance, end of period	(1,311)	(6,336)	(2,144)
Cumulative other comprehensive income [Member] | Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment					168
Cumulative other comprehensive income [Member] | Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment			(118)
Cumulative other comprehensive income [Member] | Accounting Standards Update 2017-08 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment		481
Debt securities, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	(3,122)	171	(1,099)
Balance, beginning of period adjusted balance		(2,641)	53		(1,099)
Reclassification of certain tax effects to retained earnings		31
Net unrealized gains (losses) arising during the period	4,102	(3,393)	1,663
Amounts reclassified from accumulated other comprehensive income	91	187	(459)
Other comprehensive income (loss), net of tax	4,193	(3,175)	1,204
Balance, end of period	1,552	(3,122)	171
Debt securities, parent [Member] | Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment					0
Debt securities, parent [Member] | Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment			(118)
Debt securities, parent [Member] | Accounting Standards Update 2017-08 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment		481
Fair value hedges, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	(178)	11	0
Balance, beginning of period adjusted balance		(178)	11		169
Reclassification of certain tax effects to retained earnings		2
Net unrealized gains (losses) arising during the period	(2)	(191)	(158)
Amounts reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	(2)	(189)	(158)
Balance, end of period	(180)	(178)	11
Fair value hedges, parent [Member] | Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment					169
Fair value hedges, parent [Member] | Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment			0
Fair value hedges, parent [Member] | Accounting Standards Update 2017-08 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment		0
Cash flow hedges, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	(507)	(429)	89
Balance, beginning of period adjusted balance		(507)	(429)		88
Reclassification of certain tax effects to retained earnings		(89)
Net unrealized gains (losses) arising during the period	(16)	(211)	(179)
Amounts reclassified from accumulated other comprehensive income	225	222	(338)
Other comprehensive income (loss), net of tax	209	(78)	(517)
Balance, end of period	(298)	(507)	(429)
Cash flow hedges, parent [Member] | Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment					(1)
Cash flow hedges, parent [Member] | Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment			0
Cash flow hedges, parent [Member] | Accounting Standards Update 2017-08 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment		0
Defined benefit plans adjustments, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	(2,296)	(1,808)	(1,943)
Balance, beginning of period adjusted balance		(2,296)	(1,808)		(1,943)
Reclassification of certain tax effects to retained earnings		(353)
Net unrealized gains (losses) arising during the period	(30)	(328)	37
Amounts reclassified from accumulated other comprehensive income	103	193	98
Other comprehensive income (loss), net of tax	73	(488)	135
Balance, end of period	(2,223)	(2,296)	(1,808)
Defined benefit plans adjustments, noncontrolling interest [Member] | Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment					0
Defined benefit plans adjustments, noncontrolling interest [Member] | Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment			0
Defined benefit plans adjustments, noncontrolling interest [Member] | Accounting Standards Update 2017-08 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment		0
Foreign currency translation adjustments, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	(233)	(89)	(184)
Balance, beginning of period adjusted balance		(233)	(89)		(184)
Reclassification of certain tax effects to retained earnings		9
Net unrealized gains (losses) arising during the period	71	(155)	99
Amounts reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	71	(146)	99
Balance, end of period	(162)	(233)	(89)
Foreign currency translation adjustments, parent [Member] | Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment					0
Foreign currency translation adjustments, parent [Member] | Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment			0
Foreign currency translation adjustments, parent [Member] | Accounting Standards Update 2017-08 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment		0
Noncontrolling interests [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period	900	1,143	916
Balance, beginning of period adjusted balance		900	1,143		$ 916
Less: Other comprehensive loss from noncontrolling interests	0	2	62
Balance, end of period	838	900	1,143
AOCI Attributable to Noncontrolling Interest [Member]
Cumulative OCI balances [Abstract]
Less: Other comprehensive loss from noncontrolling interests	0	(2)	(62)
Debt securities, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Less: Other comprehensive loss from noncontrolling interests	0	0	(66)
Fair value hedges, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Less: Other comprehensive loss from noncontrolling interests	0	0	0
Cash flow hedges, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Less: Other comprehensive loss from noncontrolling interests	0	0	0
Defined benefit plans adjustments, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Less: Other comprehensive loss from noncontrolling interests	0	0	0
Foreign currency translation adjustments, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Less: Other comprehensive loss from noncontrolling interests	$ 0	$ (2)	$ 4